Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Disclosure Of Leases [Line items]
Additions	£ 119.0
Disposals and deletions	(20.5)
Depreciation expenses	(168.4)
Right-of-use assets	1,825.2
Additions	144.6
Interest expense related to lease liabilities	51.7
Disposals	(21.3)
Repayment of lease liabilities (including interest)	(155.5)
Lease liabilities	2,345.7
Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line items]
Right-of-use assets		£ 1,895.1
Lease liabilities		2,326.2
Land and buildings [member]
Disclosure Of Leases [Line items]
Additions	109.6
Disposals and deletions	(20.3)
Depreciation expenses	(158.5)
Right-of-use assets	1,793.3
Additions	136.7
Interest expense related to lease liabilities	51.1
Disposals	(21.0)
Repayment of lease liabilities (including interest)	(148.4)
Lease liabilities	2,312.8
Land and buildings [member] | Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line items]
Right-of-use assets		1,862.5
Lease liabilities		2,294.4
Plant and machinery [member]
Disclosure Of Leases [Line items]
Additions	9.4
Disposals and deletions	(0.2)
Depreciation expenses	(9.9)
Right-of-use assets	31.9
Additions	7.9
Interest expense related to lease liabilities	0.6
Disposals	(0.3)
Repayment of lease liabilities (including interest)	(7.1)
Lease liabilities	£ 32.9
Plant and machinery [member] | Impact on Initial Application of IFRS16 [member]
Disclosure Of Leases [Line items]
Right-of-use assets		32.6
Lease liabilities		£ 31.8